ACCOUNTS RECEIVABLE AND OTHER - Schedule of Accounts Receivable and Other (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	$ 9,167	$ 7,209
Prepaid expenses and other assets	5,508	3,350
Restricted cash	1,923	1,024
Sustainable resources	333	390	$ 387
Accounts receivable and other	$ 16,931	$ 11,973